Significant accounting policies	12 Months Ended
Dec. 31, 2020
Significant accounting policies
Significant accounting policies
Note 2—Significant accounting policies
The following is a summary of significant accounting

policies followed in the preparation of these
Consolidated Financial Statements.
Basis of presentation
The Consolidated Financial Statements are prepared

in accordance with United States of America (United
States or U.S.) generally accepted accounting principles

(U.S. GAAP) and are presented in United States dollars ($

or
USD) unless otherwise stated. Due to rounding, numbers

presented may not add to the totals provided. The par value

of
capital stock is denominated in Swiss francs.

Reclassifications
Certain amounts reported for prior years in the Consolidated

Financial Statements and the accompanying Notes
have been reclassified to conform to the current year’s

presentation. These changes primarily relate to the separate presentation of Restricted cash in the Consolidated Balance

Sheets.
Scope of consolidation
The Consolidated Financial Statements include the

accounts of ABB Ltd and companies which are directly or
indirectly controlled by ABB Ltd. Additionally,

the Company consolidates variable interest entities if it has determined that it is the primary beneficiary.

Intercompany accounts and transactions are eliminated. Investments in joint ventures
and affiliated companies in which the Company

has the ability to exercise significant influence over operating and financial policies (generally through direct or indirect ownership of
20

percent to
50

percent of the voting rights), are
recorded in the Consolidated Financial Statements using the

equity method of accounting.
Translation of foreign

currencies and foreign exchange transactions
The functional currency for most of the Company’s

subsidiaries is the applicable local currency.

The translation
from the applicable functional currencies into the Company’s reporting currency is performed for balance sheet

accounts
using exchange rates in effect at the balance

sheet date and for income statement accounts using average

exchange rates
prevailing during the year.

The resulting translation adjustments are excluded from the determination of earnings and are
recognized in “Accumulated other comprehensive loss”

until the subsidiary is sold, substantially liquidated or evaluated for impairment in anticipation of disposal.
Foreign currency exchange gains and losses, such as those

resulting from foreign currency denominated
receivables or payables, are included in the determination

of earnings, except as they relate to intercompany loans that are equity‑like in nature with no reasonable expectation

of repayment, which are recognized in “Accumulated other
comprehensive loss”. Exchange gains and losses recognized

in earnings are included in “Total

revenues”, “Total

cost of
sales”, “Selling, general and administrative expenses”

or “Interest and other finance expense” consistent with the nature of the underlying item.
Discontinued operations
The Company reports a disposal, or planned disposal, of

a component or a group of components as a
discontinued operation if the disposal represents a strategic shift that has or will have a major effect on the Company’s
operations and financial results. A strategic shift could

include a disposal of a major geographical area, a major line of
business or other major parts of the Company.

A component may be a reportable segment or an operating segment,

a
reporting unit, a subsidiary,

or an asset group.

The assets and liabilities of a component reported

as a discontinued operation are presented separately as held for sale in the Company’s

Consolidated Balance Sheets.
Interest expense that is not directly attributable to or related to the Company’s continuing

business or
discontinued business is allocated to discontinued operations based on the ratio of net assets to be sold less debt that is
required to be paid as a result of the planned disposal transaction to the sum of total net assets of the Company plus
consolidated debt. General corporate overhead is not allocated to discontinued operations (see Note 3).
Operating cycle
A portion of the Company’s

activities (primarily long‑term system integration activities)

has an operating cycle
that exceeds one year
. For classification of current assets and liabilities related to such activities, the Company elected to
use the duration of the individual contracts as its operating cycle. Accordingly, there

are accounts receivable, inventories
and provisions related to these contracts which will not

be realized within one year that have been classified as current.
Use of estimates
The preparation of financial statements in conformity

with U.S. GAAP requires management to make
assumptions and estimates that directly affect

the amounts reported in the Consolidated Financial Statements and the
accompanying Notes. These accounting assumptions and

estimates include:
•

growth rates, discount rates and other assumptions used

to determine impairment of long‑lived assets and
in testing goodwill for impairment,
•

estimates to determine valuation allowances for deferred

tax assets and amounts recorded for unrecognized
tax benefits,
•

assumptions used in determining inventory obsolescence

and net realizable value,

•

estimates and assumptions used in determining the initial fair value of retained noncontrolling interest and
certain obligations in connection with divestments,
•

estimates and assumptions used in determining the fair

values of assets and liabilities assumed in business
combinations,
•

assumptions used in the determination of corporate costs directly attributable to discontinued operations,
•

estimates of loss contingencies associated with litigation or threatened litigation and other claims and
inquiries, environmental damages, product warranties,

self‑insurance reserves, regulatory and other
proceedings,
•

estimates used to record expected costs for employee severance in connection with restructuring programs,
•

estimates related to credit losses expected to occur over

the remaining life of financial assets such as trade
and other receivables, loans and other instruments,
•

assumptions used in the calculation of pension and

postretirement benefits and the fair value of pension
plan assets, and
•

assumptions and projections, principally related to future

material, labor and project‑related overhead
costs, used in determining the percentage‑of‑completion

on projects, as well as the amount of variable
consideration the Company expects to be entitled to.
The actual results and outcomes may differ from

the Company’s estimates and

assumptions.
Cash and equivalents
Cash and equivalents include highly liquid investments

with maturities of three months or less at the date of
acquisition.
Currency and other local regulatory limitations related

to the transfer of funds exist in a number of countries
where the Company operates. Funds, other than regular

dividends, fees or loan repayments, cannot be readily transferred abroad from these countries and are therefore deposited

and used for working capital needs locally.

These funds are
included in cash and equivalents as they are not considered

restricted.
Cash and equivalents that are subject to contractual restrictions or other legal obligations and not readily
available are classified as “Restricted cash”.
Marketable securities and short‑term investments
Management determines the appropriate classification of

held‑to‑maturity and available‑for‑sale debt securities
at the time of purchase. Debt securities are classified as held

‑to‑maturity when the Company has the positive intent and
ability to hold the securities to maturity.

Held‑to‑maturity debt securities are carried at amortized cost, adjusted for
accretion of discounts or amortization of premiums to

maturity computed under the effective interest method.

Such
accretion or amortization is included in “Interest and

dividend income”. Marketable debt securities not classified as held‑to‑maturity are classified as available‑for‑sale and reported at fair value.
Unrealized gains and losses on available‑for‑sale debt

securities are excluded from the determination of
earnings and are instead recognized in the “Accumulated

other comprehensive loss” component of stockholders’

equity,
net of tax, until realized. Realized gains and losses on available‑for‑sale debt securities are computed based upon the
historical cost of these securities, using the specific identification method.
Marketable debt securities are classified as either “Cash and equivalents” or “Marketable securities and
short‑term investments” according to their maturity at the

time of acquisition.
Marketable equity securities are generally classified as “Marketable securities and short‑term investments”,
however,

any marketable securities held as a long‑term investment rather than as an investment of excess liquidity are
classified as “Other non‑current assets”. Equity securities are measured at fair value with fair value changes reported in
net income. Fair value changes for equity securities are generally reported in “Interest and other finance expense”,
however,

fair value changes for certain equity securities classified as long

-term investments are reported in “Other
income (expense),

net”.
For debt securities classified as available-for-sale where

fair value has declined below amortized cost due to
credit losses, the Company records an allowance for expected credit losses and adjusts the allowance in subsequent
periods in “Interest and other finance expense”.

All fair value changes other than those related to credit

risk are reported
in “Accumulated other comprehensive loss” until the security is sold.
In addition, equity securities without readily determinable

fair values

are written down to fair value if a
qualitative assessment indicates

that the investment is impaired and the fair value of the

investment is less than its
carrying amount. The impairment charge

is recorded in “Interest and other finance expense”.
Accounts receivable and allowance for expected

credit losses
Accounts receivable are recorded at the invoiced

amount. The Company has a group‑wide policy on the
management of credit risk. The policy includes a credit

assessment methodology to assess the creditworthiness of
customers and assign to those customers a risk category.

Third‑party agencies’ ratings are considered, if available.

For
customers where agency ratings are not available, the

customer’s most recent financial statements, payment

history and
other relevant information are considered in the assignment

to a risk category. Customers

are assessed at least annually
or more frequently when information on significant changes

in the customer’s financial

position becomes known. In
addition to the assignment to a risk category,

a credit limit per customer is set.
The Company recognizes an allowance for credit losses to

present the net amount of receivables expected to be
collected as of the balance sheet date. The allowance is based on the credit losses expected to arise over the asset’s
contractual term taking into account historical loss experience,

customer-specific data as well as forward looking
estimates. Receivables are grouped in pools based

on similar risk characteristics to estimate expected credit losses.
Expected credit losses are estimated individually when

the related assets do not share similar risk characteristics.

Accounts receivable are written off when

deemed uncollectible and are recognized as a deduction from

the
allowance for credit losses. Expected recoveries, which

are not to exceed the amount previously written off, are
considered in determining the allowance balance at

the balance sheet date.

The Company, in

its normal course of business, transfers receivables to third parties, generally without
recourse. The transfer is accounted for as a sale when the

Company has surrendered control over the receivables. Control is deemed to have been surrendered when (i) the transferred

receivables have been put presumptively beyond the

reach
of the Company and its creditors, even in bankruptcy or other receivership, (ii) the third‑party transferees have the

right
to pledge or exchange the transferred receivables, and

(iii) the Company has relinquished effective control over the transferred receivables and does not retain the ability or

obligation to repurchase or redeem the transferred receivables.
At the time of sale, the sold receivables are removed from

the Consolidated Balance Sheets and the related cash inflows are classified as operating activities in the Consolidated Statements of Cash Flows. Costs associated with the sale of
receivables, including the related gains and losses from

the sales, are included in “Interest and other finance expense”.
Transfers of receivables that do not

meet the requirements for treatment as sales are accounted for as secured borrowings
and the related cash flows are classified as financing activities in the Consolidated Statements of Cash Flows.
Concentrations of credit risk
The Company sells a broad range of products, systems, services and software to a wide range of industrial,
commercial and utility customers as well as various government agencies and quasi‑governmental agencies throughout
the world. Concentrations of credit risk with respect to

accounts receivable are limited, as the Company’s

customer base
is comprised of a large number of individual

customers. Ongoing credit evaluations of customers’ financial positions are
performed to determine whether the use of credit support

instruments such as guarantees, letters of credit or credit
insurance are necessary; collateral is not generally required.

The Company maintains an allowance for credit losses as
discussed above in “Accounts receivable and allowance

for expected credit losses”. Such losses, in the aggregate,

are in
line with the Company’s expectations.
It is the Company’s

policy to invest cash in deposits with banks throughout the

world with certain minimum
credit ratings and in high quality,

low risk, liquid investments. The Company actively manages

its credit risk by
routinely reviewing the creditworthiness of the banks and

the investments held. The Company has not incurred
significant credit losses related to such investments.
The Company’s exposure

to credit risk on derivative financial instruments is the risk that the counterparty will
fail to meet its obligations. To

reduce this risk, the Company has credit policies that require the establishment and
periodic review of credit limits for individual counterparties.

In addition, the Company has entered

into close‑out netting
agreements with most derivative counterparties. Close‑out

netting agreements provide for the termination, valuation and net settlement of some or all outstanding transactions

between two counterparties on the occurrence of one or more
pre‑defined trigger events. Derivative instruments are

presented on a gross basis in the Consolidated Financial
Statements.
Revenue recognition
A customer contract exists if collectability under the contract is considered probable, the contract has
commercial substance, contains payment terms, as well as the rights and commitments of both parties, and has been
approved.
The Company offers arrangements with multiple

performance obligations to meet its customers’ needs.

These
arrangements may involve the delivery of multiple products

and/or performance of services (such as installation and
training) and the delivery and/or performance may occur

at different points in time or over different

periods of time.
Goods and services under such arrangements are evaluated

to determine whether they form distinct performance
obligations and should be accounted for as separate

revenue transactions. The Company allocates the sales price to each
distinct performance obligation based on the price of each

item sold in separate transactions at the inception of the
arrangement.
The Company generally recognizes revenues for the sale

of non‑customized products including circuit breakers,
modular substation packages, control products, motors,

generators, drives, robots, turbochargers, measurement

and
analytical instrumentation, and other goods which are

manufactured on a standardized basis at a point in time.

Revenues
are recognized at the point in time that the customer

obtains control of the goods, which is when it has taken

title to the
products and assumed the risks and rewards of ownership

of the products specified in the purchase order or sales
agreement. Generally,

the transfer of title and risks and rewards of ownership are governed by the contractually defined
shipping terms. The Company uses various International

Commercial Terms (as promulgated

by the International
Chamber of Commerce) in its sales of products to third

party customers, such as Ex Works

(EXW), Free Carrier (FCA)
and Delivered Duty Paid (DDP).

Billing terms for these point in time contracts vary but

generally coincide with delivery to the customer.
Payment is generally due upon receipt of the invoice,

payable within 90 days or less.
The Company generally recognizes revenues for the sale

of customized products,

including integrated
automation and electrification systems and solutions, on

an over time basis using the percentage‑of‑completion method of accounting. These systems are generally accounted for

as a single performance obligation as the Company is required to integrate equipment and services into one deliverable

for the customer. Revenues

are recognized as the systems are
customized during the manufacturing or integration process and as control is transferred to the customer as evidenced by
the Company’s right to

payment for work performed or by the customer’s

ownership of the work in process. The
Company principally uses the cost‑to‑cost method to measure

progress towards completion on contracts. Under

this
method, progress of contracts is measured by actual

costs incurred in relation to the Company’s

best estimate of total
costs based on the Company’s

history of manufacturing or constructing similar assets for customers.

Estimated costs are
reviewed and updated routinely for contracts in progress to reflect changes in quantity or pricing of the inputs. The
cumulative effect of any change in estimate is recorded

in the period when the change in estimate is determined.
Contract costs include all direct materials, labor and subcontract costs and indirect costs related to contract performance,
such as indirect labor, supplies, tools

and depreciation costs.

The nature of the Company’s

contracts for the sale of customized products gives rise

to several types of
variable consideration, including claims, unpriced change

orders, liquidated damages and penalties. These amounts

are
estimated based upon the most likely amount of consideration to which the customer or the Company will be entitled.
The estimated amounts are included in the sales price to

the extent it is probable that a significant reversal of cumulative revenues recognized will not occur when the uncertainty

associated with the variable consideration is resolved. All
estimates of variable consideration are reassessed periodically.

Back charges to suppliers or subcontractors are
recognized as a reduction of cost when it is determined

that recovery of such cost is probable and the amounts can be reliably estimated.
Billing terms for these over‑time contracts vary but

are generally based on achieving specified milestones. The
differences between the timing of revenues recognized

and customer billings result in changes to contract assets and contract liabilities. Payment is generally due upon receipt

of the invoice, payable within 90 days or less. Contractual
retention amounts billed to customers are generally due

upon expiration of the contractual warranty period.
Service revenues reflect revenues earned from the Company’s

activities in providing services to customers
primarily subsequent to the sale and delivery of a product

or complete system. Such revenues consist of maintenance
type contracts, repair services, equipment upgrades, field

service activities that include personnel and accompanying
spare parts, training, and installation and commissioning

of products as a stand-alone service or as part of a service contract. The Company generally recognizes revenues from

service transactions as services are performed or at the

point
in time that the customer obtains control of the spare parts.

For long-term service contracts including monitoring and
maintenance services, revenues are recognized on a straight

line basis over the term of the contract consistent with the nature, timing and extent of the services or,

if the performance pattern is other than straight line, as the services are
provided based on costs incurred relative to total expected

costs.

In limited circumstances the Company sells extended warranties that extend the warranty coverage beyond the
standard coverage offered on specific products.

Revenues for these warranties are recorded over the length

of the
warranty period based on their stand‑alone selling price.
Billing terms for service contracts vary but are generally

based on the occurrence of a service event. Payment is
generally due upon receipt of the invoice, payable within

90 days or less.
Revenues are reported net of customer rebates, early settlement discounts, and similar incentives. Rebates are
estimated based on sales terms, historical experience and

trend analysis. The most common incentives relate to amounts paid or credited to customers for achieving defined volume

levels.
Taxes assessed by

a governmental authority that are directly imposed on revenue

-producing transactions
between the Company and its customers, such as sales, use,

value added and some excise taxes, are excluded from
revenues.
The Company does not adjust the contract price for the

effects of a financing component if the Company
expects, at contract inception, that the time between

control transfer and cash receipt is less than 12 months.
Sales commissions are expensed immediately when the

amortization period for the costs to obtain the contract
is less than a year.
Contract loss provisions
Losses on contracts are recognized in the period when

they are identified and are based upon the anticipated
excess of contract costs over the related contract revenues.
Shipping and handling costs
Shipping and handling costs are recorded as a component

of cost of sales.
Inventories
Inventories are stated at the lower of cost or net realizable value. Cost is determined using the first‑in, first‑out
method, the weighted‑average cost method, or the specific

identification method. Inventoried costs are stated at
acquisition cost or actual production cost, including direct material and labor and applicable manufacturing overheads.
Adjustments to reduce the cost of inventory to its net realizable value are made, if required, for decreases in sales prices,
obsolescence or similar reductions in value.
Impairment of long‑lived assets
Long‑lived assets that are held and used are evaluated for

impairment for each of the Company’s

asset groups
when events or circumstances indicate that the carrying

amount of the long-lived asset or asset group may not be
recoverable. If the asset group’s

net carrying value exceeds the asset group’s

net undiscounted cash flows expected to be
generated over its remaining useful life including net

proceeds expected from disposition of the asset group,

if any, the
carrying amount of the asset group is reduced to its estimated fair value. The estimated fair value is determined using a
market, income and/or cost approach.
Property, plant

and equipment
Property, plant and

equipment is stated at cost, less accumulated depreciation

and is depreciated using the
straight‑line method. The estimated useful lives of the assets are generally as follows:
•

factories and office buildings: 30

to
40

years,
•

other facilities: 15

years,
•

machinery and equipment: 3

to
15

years,
•

furniture and office equipment: 3

to
8

years, and
•

leasehold improvements are depreciated over their estimated useful life or, for operating leases, over the
lease term, if shorter.
Goodwill and intangible assets
Goodwill is reviewed for impairment annually as of

October 1, or more frequently if events or circumstances
indicate that the carrying value may not be recoverable.
Goodwill is evaluated for impairment at the reporting unit

level. A reporting unit is an operating segment or
one level below an operating segment. For the annual

impairment review performed in 2020, the reporting units

were
determined to be one level below the operating

segments.
When evaluating goodwill for impairment, the Company

uses either a qualitative or quantitative assessment
method for each reporting unit. The qualitative assessment in volves determining, based on an evaluation of qualitative
factors, if it is more likely than not that the fair value of a reporting unit is less than its carrying value. If, based on this
qualitative assessment, it is determined to be more likely

than not that the reporting unit’s

fair value is less than its
carrying value, a quantitative impairment test is performed,

otherwise no further analysis is required. If the Company
elects not to perform the qualitative assessment for a reporting unit, then a quantitative impairment test is performed.
When performing a quantitative impairment test, the

Company calculates the fair value of a reporting unit using
an income approach based on the present value of

future cash flows, applying a discount rate that represents

the
reporting unit’s weighted-average

cost of capital, and compares it to the reporting unit’s

carrying value. If the carrying
value of the net assets of a reporting unit exceeds the

fair value of the reporting unit then the Company records

an
impairment charge equal to the difference,

provided that the loss recognized does not exceed the total amount of
goodwill allocated to that reporting unit.
The cost of acquired intangible assets with a finite life is amortized using a method of amortization that reflects
the pattern of intangible assets’ expected contributions

to future cash flows. If that pattern cannot be reliably determined, the straight‑line method is used. The amortization

periods range from
3

to
5

years for software and from
5

to
20

years
for customer‑, technology‑

and marketing‑related intangibles. Intangible assets with a finite life are tested for
impairment upon the occurrence of certain triggering

events.
Derivative financial instruments and hedging activities
The Company uses derivative financial instruments

to manage currency,

commodity, interest rate and

equity
exposures, arising from its global operating, financing

and investing activities (see Note 6).
The Company recognizes all derivatives, other than certain

derivatives indexed to the Company’s

own stock, at
fair value in the Consolidated Balance Sheets. Derivatives that are not designated as hedging instruments are reported

at
fair value with derivative gains and losses reported through earnings and classified consistent with the nature of the
underlying transaction.
If the derivatives are designated as a hedge, depending

on the nature of the hedge, changes in the fair value of
the derivatives will either be offset against the change

in fair value of the hedged item attributable to the risk being hedged through earnings (in the case of a fair value hedge)

or recognized in “Accumulated other comprehensive loss”
until the hedged item is recognized in earnings (in the case of a cash flow hedge). Where derivative financial instruments have been designated as cash flow hedges of forecasted

transactions and such forecasted transactions are no longer
probable of occurring, hedge accounting is discontinued

and any derivative gain or loss previously included in
“Accumulated other comprehensive loss” is reclassified into

earnings consistent with the nature of the original
forecasted transaction. Gains or losses from derivatives

designated as hedging instruments in a fair value hedge are
reported through earnings and classified consistent with the nature of the underlying hedged transaction.
Certain commercial contracts may grant rights to the Company or the counterparties, or contain other
provisions that are considered to be derivatives. Such embedded derivatives are assessed at inception of the contract and
depending on their characteristics, accounted for as separate derivative instruments and shown at their fair value

in the
Consolidated Balance Sheets

with changes in their fair value reported in earnings consistent with the nature of the
commercial contract to which they relate.
Derivatives are classified in the Consolidated Statements

of Cash Flows in the same section as the underlying
item. Cash flows from the settlement of undesignated

derivatives used to manage the risks of different

underlying items
on a net basis are classified within “Net cash provided

by operating activities”, as the underlying items are primarily operational in nature. Other cash flows on the settlement

of derivatives are recorded within “Net cash provided by (used
in) investing activities”.
Leases
The Company leases primarily real estate, vehicles and

machinery.
In January 2019, the Company adopted a new lease

accounting standard.

Prior to the adoption of the new
accounting standard, lease transactions where substantially

all risks and rewards incident to ownership were transferred from the lessor to the lessee were accounted for as capital

leases. All other leases were accounted for as operating leases.
The periodic rent expense for operating leases was recorded

on a straight‑line basis over the life of the lease term.
Amounts due under capital leases were recorded as a liability.

The value of the assets under capital leases were recorded
as property, plant

and equipment. Depreciation and amortization of assets recorded under capital leases was included in
depreciation and amortization expense.

Under the new lease accounting standard, the Company

evaluates if a contract contains a lease at inception of
the contract. A contract is or contains a lease if it conveys the right to control the use of identified property,

plant, or
equipment (an identified asset) for a period of time in

exchange for consideration. To

determine this, the Company
assesses whether, throughout

the period of use, it has both the right to obtain substantially all of the economic benefits
from use of the identified asset and the right to direct the use of the identified asset. Leases are classified as either finance or operating, with the classification determining

the pattern of expense recognition in the Consolidated Income
Statements. Lease expense for operating leases continues

to be recorded on a straight-line basis over the lease term.
Lease expense for finance leases is separated between amortization of right-of-use assets and lease interest expense.
In many cases, the Company’s

leases include one or more options to renew,

with renewal terms that can extend
up to 5 years. The exercise of lease renewal options is at the

Company’s discretion. Renewal

periods are included in the
expected lease term if they are reasonably certain of being

exercised by the Company.

Certain leases also include
options to purchase the leased property.

None of the Company’s lease agreements

contain

material residual value
guarantees or material restrictions or covenants.

Long-term leases (leases with terms greater than 12

months) are recorded in the Consolidated Balance Sheets at
the commencement date of the lease based on the

present value of the minimum lease payments. The present

value of
the lease payments is determined by using the interest rate

implicit in the lease if available. As most of the Company’s leases do not provide an implicit rate, the Company’s

incremental borrowing rate is used for most leases and is
determined for portfolios of leases based on the remaining

lease term, currency of the lease, and the internal credit rating of the subsidiary which entered into the lease.
Short-term leases (leases with an initial lease term of 12

months or less and where it is reasonably certain that
the property will not be leased for a term greater than

12 months) are not recorded in the Consolidated Balance

Sheets
and are expensed on a straight-line basis over the

lease term. The majority of short-term leases relate to real estate and machinery.
Assets under operating lease are included in “Operating

lease right-of-use assets”. Operating lease liabilities are
reported both as current and non-current operating lease liabilities. Right

-of-use assets represent the Company’s

right to
use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising
from the lease.

Assets under finance lease are included in “Property,

plant and equipment,

net” while finance lease liabilities
are included in “Long-term debt” (including “Current maturities of long-term debt”

as applicable).

Lease and non-lease components for leases other than real

estate are not accounted for separately.
Income taxes
The Company uses the asset and liability method to

account for deferred taxes. Under this method, deferred tax
assets and liabilities are determined based on temporary

differences between the financial reporting and the

tax bases of
assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates and laws that are expected
to be in effect when the differences are

expected to reverse. The Company records a deferred tax asset when it
determines that it is more likely than not that the deduction will be sustained based upon the deduction’s

technical merit.
Deferred tax assets and liabilities that can be offset

against each other are reported on a net basis. A valuation

allowance
is recorded to reduce deferred tax assets to the amount

that is more likely than not to be realized.
Deferred taxes are provided on unredeemed retained earnings

of the Company’s subsidiaries.

However,
deferred taxes are not provided on such unredeemed retained

earnings to the extent it is expected that the earnings are
permanently reinvested. Such earnings may become taxable

upon the sale or liquidation of these subsidiaries or upon

the
remittance of dividends.
The Company operates in numerous tax jurisdictions and,

as a result, is regularly subject to audit by tax
authorities. The Company provides for tax contingencies

whenever it is deemed more likely than not that a tax asset has been impaired or a tax liability has been incurred.

Contingency provisions are recorded based on the technical merits of
the Company’s filing position,

considering the applicable tax laws and Organisation

for Economic Co‑operation and
Development (OECD) guidelines and are based on its evaluations of the facts and circumstances as of the end of each
reporting period.
The Company applies a two‑step approach to recognize and

measure uncertainty in income taxes. The first step
is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on

audit, including resolution of related appeals or litigation processes,
if any. The second step

is to measure the tax benefit as the largest amount

which is more than 50 percent likely of being
realized upon ultimate settlement. Uncertain tax

positions that could be settled against existing loss carryforwards

or
income tax credits are reported net.
Expenses

related to tax penalties are classified in the Consolidated Income

Statements as “Income tax expense”
while interest thereon is classified as “Interest and other

finance expense”.

Current income tax relating to certain items is
recognized directly in “Accumulated other comprehensive

loss” and not in earnings. In general, the Company

applies the
individual items approach when releasing income tax effects

from “Accumulated other comprehensive loss”.
Research and development
Research and development costs not related to specific customer orders are generally expensed as incurred.
Earnings per share
Basic earnings per share is calculated by dividing income

by the weighted‑average number of shares
outstanding during the year.

Diluted earnings per share is calculated by dividing income by the weighted‑average
number of shares outstanding during the year,

assuming that all potentially dilutive securities were exercised,

if dilutive.
Potentially dilutive securities comprise outstanding written call options, outstanding options and shares granted subject to certain conditions under the Company’s

share‑based payment arrangements. See further discussion related to earnings
per share in Note 20 and of potentially dilutive securities in

Note 18.
Share‑based payment arrangements
The Company has various share‑based payment arrangements

for its employees, which are described more
fully in Note 18. Such arrangements are accounted for

under the fair value method. For awards that are equity‑settled, total compensation is measured at grant date, based

on the fair value of the award at that date, and recorded in earnings
over the period the employees are required to render service. For awards that are cash‑settled, compensation is initially
measured at grant date and subsequently remeasured at

each reporting period, based on the fair value and vesting
percentage of the award at each of those dates, with changes in the liability recorded in earnings.
Fair value measures
The Company uses fair value measurement principles to record certain financial assets and liabilities on a
recurring basis and, when necessary,

to record certain non‑financial assets at fair value on a non

‑recurring basis, as well
as to determine fair value disclosures for certain financial instruments carried at amortized cost in the financial
statements. Financial assets and liabilities recorded at

fair value on a recurring basis include foreign currency,
commodity and interest rate derivatives, as well as cash‑settled call options and available‑for‑sale securities.
Non‑financial assets recorded at fair value on a non‑recurring basis include long‑lived assets that are reduced to their
estimated fair value due to impairments.
Fair value is the price that would be received when

selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement

date. In determining fair value, the Company uses various
valuation techniques including the market approach (using

observable market data for identical or similar assets and
liabilities), the income approach (discounted cash flow

models) and the cost approach (using costs a market participant would incur to develop a comparable asset). Inputs used

to determine the fair value of assets and liabilities are defined by a three‑level hierarchy,

depending on the nature of those inputs. The Company

has categorized its financial assets and
liabilities and non‑financial assets measured at fair value

within this hierarchy based on whether the inputs to the
valuation technique are observable or unobservable.

An observable input is based on market data obtained from
independent sources, while an unobservable input refl

ects the Company’s assumptions

about market data.
The levels of the fair value hierarchy are as follows:
Level 1: Valuation

inputs consist of quoted prices in an active market for identical assets or liabilities
(observable quoted prices). Assets and liabilities valued using

Level 1 inputs include
exchange‑traded equity securities, listed derivatives which

are actively traded such as commodity
futures, interest rate futures and certain actively traded

debt securities.
Level 2: Valuation

inputs consist of observable inputs (other than Level 1 inputs)

such as actively quoted
prices for similar assets, quoted prices in inactive markets and inputs other than quoted prices such
as interest rate yield curves, credit spreads, or inputs

derived from other observable data by
interpolation, correlation, regression or other means. The adjustments applied to quoted prices or
the inputs used in valuation models may be both observable

and unobservable. In these cases, the
fair value measurement is classified as Level 2 unless the

unobservable portion of the adjustment or
the unobservable input to the valuation model is significant,

in which case the fair value
measurement would be classified as Level 3. Assets and

liabilities valued or disclosed using Level
2 inputs include investments

in certain funds, certain debt securities that are not actively traded, interest rate swaps, commodity swaps, cash‑settled call options,

forward foreign exchange
contracts, foreign exchange swaps and forward rate

agreements, time deposits, as well as financing
receivables and debt.
Level 3: Valuation

inputs are based on the Company’s

assumptions of relevant market data (unobservable
input).
Investments in private equity,

real estate and collective funds held within the Company’s

pension plans are
generally valued using the net asset value (NAV)

per share as a practical expedient for fair value provided

certain
criteria are met. The NAVs

are determined based on the fair values of the underlying

investments in the funds. These
assets are not classified in the fair value hierarchy but

are separately disclosed.
Whenever quoted prices involve bid‑ask spreads, the

Company ordinarily determines fair values based on
mid‑market quotes. However,

for the purpose of determining the fair value of cash‑settled call options serving as hedges
of the Company’s management

incentive plan (MIP), bid prices are used.
When determining fair values based on quoted prices

in an active market, the Company considers if the level of
transaction activity for the financial instrument has significantly decreased, or would not be considered orderly.

In such
cases, the resulting changes in valuation techniques would

be disclosed. If the market is considered disorderly or if
quoted prices are not available, the Company is required

to use another valuation technique, such as an income
approach.
Disclosures about the Company’s

fair value measurements of assets and liabilities are included in Note 7.
Contingencies
The Company is subject to proceedings, litigation

or threatened litigation and other claims and inquiries,

related
to environmental, labor, product, regulatory,

tax (other than income tax) and other matters, and is required to assess the
likelihood of any adverse judgments or outcomes to these

matters, as well as potential ranges of probable losses. A
determination of the provision required, if any,

for these contingencies is made after analysis of each individual issue,
often with assistance from both internal and external legal

counsel and technical experts. The required amount of a
provision for a contingency of any type may change in

the future due to new developments in the particular matter, including changes in the approach to its resolution.
The Company records a provision for its contingent obligations when it is probable that a loss will be incurred
and the amount can be reasonably estimated. Any such provision is generally recognized on an undiscounted basis using
the Company’s best estimate of

the amount of loss incurred or at the lower end of an estimated range when a single best
estimate is not determinable. In some cases, the Company

may be able to recover a portion of the costs relating to these obligations from insurers or other third parties; however,

the Company records such amounts only when it is probable
that they will be collected.
The Company provides for anticipated costs for warranties when it recognizes revenues on the related products
or contracts. Warranty

costs include calculated costs arising from imperfections

in design, material and workmanship in
the Company’s products.

The Company makes individual assessments on contracts with

risks resulting from
order‑specific conditions or guarantees and assessments on

an overall, statistical basis for similar products sold

in larger
quantities.
The Company may have legal obligations to perform

environmental clean‑up activities related to land and
buildings as a result of the normal operations of its business.

In some cases, the timing or the method of settlement,

or
both, are conditional upon a future event that may or may

not be within the control of the Company,

but the underlying
obligation itself is unconditional and certain. The Company

recognizes a provision for these obligations when it is
probable that a liability for the clean‑up activity has been incurred and a reasonable estimate of its fair value can

be
made. In some cases, a portion of the costs expected

to be incurred to settle these matters may be recoverable. An asset
is recorded when it is probable that such amounts are recoverable.

Provisions for environmental obligations are not
discounted to their present value when the timing of payments cannot be reasonably estimated.
Pensions and other postretirement

benefits
The Company has a number of defined benefit pension

plans, defined contribution pension plans and
termination indemnity plans. The Company recognizes an

asset for such a plan’s overfunded

status or a liability for such
a plan’s underfunded status

in its Consolidated Balance Sheets. Additionally,

the Company measures such a plan’s
assets and obligations that determine its funded status as of the end of the year and recognizes the changes in the funded status in the year in which the changes occur.

Those changes are reported in “Accumulated other comprehensive loss”.
The Company uses actuarial valuations to determine its pension and postretirement benefit costs and credits.
The amounts calculated depend on a variety of key assumpt

ions, including discount rates and expected return on plan
assets. Current market conditions are considered in selecting these assumptions.
The Company’s various pension

plan assets are assigned to their respective levels in the

fair value hierarchy in
accordance with the valuation principles described in the

“Fair value measures” section above.
See Note 17 for further discussion of the Company’s

employee benefit plans.
Business combinations
The Company accounts for assets acquired and liabilities assumed in business combinations using the
acquisition method and records these at their respective fair values. Contingent consideration is recorded at fair value

as
an element of purchase price with subsequent adjustments

recognized in income.
Identifiable intangibles consist of intellectual property such as trademarks and trade names, customer
relationships, patented and unpatented technology,

in‑process research and development, order backlog and capitalized software; these are amortized over their estimated useful

lives. Such intangibles are subsequently subject to evaluation for potential impairment if events or circumstances indicate the carrying amount may not be recoverable. See “Goodwill
and intangible assets” above. Acquisition‑related costs are

recognized separately from the acquisition and expensed

as
incurred. Upon gaining control of an entity in which

an equity method or cost basis investment was held by the
Company, the carrying

value of that investment is adjusted to fair value with the related gain or loss recorded in income.
Deferred tax assets and liabilities based on temporary

differences between the financial reporting

and the tax
base of assets and liabilities as well as uncertain tax positions and valuation allowances on acquired deferred tax

assets
assumed in connection with a business combination

are initially estimated as of the acquisition date based on facts

and
circumstances that existed at the acquisition date.

These estimates are subject to change within the measurement period
(a period of up to 12 months after the acquisition date

during which the acquirer may adjust the provisional acquisition amounts) with any adjustments to the preliminary estimates being recorded to goodwill. Changes in deferred taxes,
uncertain tax positions and valuation allowances on acquired deferred tax assets that occur after the measurement period
are recognized in income.
New accounting pronouncements
Applicable for current period
Measurement of credit

losses on financial instruments
In January 2020, the Company adopted a new account

ing standard update, along with additional related updates
containing targeted improvements and clarifications,

that replaces the previous incurred loss impairment methodology for most financial assets with a new “current expected

credit loss” model. The new model requires immediate
recognition of the estimated credit losses expected to occur over the remaining life of financial assets such as trade and other receivables, held-to-maturity debt securities, loans and other instruments. Measurement of expected credit losses is
now based on historical experience, current conditions,

and reasonable and supportable forecasts. The update also
requires additional disclosures related to estimates and

judgments used to measure credit losses. Credit losses relating to available-for-sale debt securities are now measured

in a manner similar to the loss impairment methodology,

except that
the losses are recorded through an allowance for credit

losses rather than as a direct write-down of the security.
The Company has adopted these updates on a modified

retrospective basis and has therefore recorded a
cumulative-effect adjustment of $ 91

million to the opening balance of retained earnings on January

1, 2020, relating to
an increase in the allowance for credit losses on financial

assets carried at amortized cost. This adjustment consisted
primarily of an impact on the opening balance of trade receivables of $
98

million (excluding an offsetting amount for
deferred tax), of which $ 56

million related to continuing operations and $
42

million related to the Power Grids business,
which is included in discontinued operations.
Disclosure Framework — Changes

to the disclosure requirements

for fair value measurement
In January 2020, the Company adopted a new accounting

standard update which modified the disclosure
requirements for fair value measurements. The update

eliminates the requirements to disclose the amount of and reasons for transfers between Level 1 and 2 of the fair value hierarchy,

the timing of transfers between levels and the Level 3
valuation process, while expanding the Level 3 disclosures

to include the range and weighted-average used to develop
significant unobservable inputs and the changes in unrealized gains and losses on recurring fair value measurements.
This update was applied prospectively for the changes and

modifications to the Level 3 disclosures, while all other
amendments were applied retrospectively.

The update does not have a significant impact on the Company’s
Consolidated Financial Statements.
Applicable for future periods
Simplifying the accounting for income taxes
In December 2019, an accounting standard update was issued

which enhances and simplifies

various aspects of
the income tax accounting guidance related to intraperiod

tax allocations, ownership changes in investments, and

certain
aspects of interim period tax accounting. This update is

effective for the Company for annual and interim

periods
beginning January 1, 2021. Depending on the amendment,

adoption may be applied on a retrospective, modified
retrospective or prospective basis. The Company does not

expect this update to have a significant impact on its
Consolidated Financial Statements.
Facilitation of the effects of reference

rate reform on financial reporting
In March 2020, an accounting standard update was issued

which provides temporary optional expedients and
exceptions to the current guidance on contract modifications and hedge accounting to ease the financial reporting
burdens related to the expected market transition from

the London Interbank Offered Rate (LIBOR) and

other interbank
offered rates to alternative reference rates. The

update can be adopted and applied no later than December

31, 2022, with
early adoption permitted. The Company is currently evaluating the impact of adopting this optional guidance on its
Consolidated Financial Statements.